SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
IFRS 8, Operating Segments, requires operating segments to be determined based on information that is regularly reviewed by the Executive Management and the Board of Directors for the purpose of allocating resources to the segment and to assess its performance. Key measures used by the Chief Operating Decision Maker (“CODM”) in assessing performance and in making resource allocation decisions are Funds from Operations (“FFO”) and adjusted earnings before interest, tax, depreciation and amortization (“Adjusted EBITDA”), which enable the determination of return on the equity deployed. FFO is calculated as net income excluding the impact of depreciation and amortization, deferred income taxes, breakage and transaction costs, and non-cash valuation gains or losses. Adjusted EBITDA is calculated as net income excluding the impact of depreciation and amortization, interest expense, current and deferred income taxes, breakage and transaction costs, and non-cash valuation gains or losses.

FOR THE YEAR ENDED DECEMBER 31, 2019 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)
	Utilities	Transport	Energy	Data Infrastructure	Corporate	Total
Revenues(2)	$1,125	$1,390	$1,014	$336	$—	$3,865	$(1,424)	$4,156	$6,597
Costs attributed to revenues	(366)	(668)	(500)	(161)	—	(1,695)	649	(2,349)	(3,395)
General and administrative costs	—	—	—	—	(279)	(279)	—	—	(279)
Adjusted EBITDA	759	722	514	175	(279)	1,891	(775)	1,807
Other (expense) income	(41)	1	24	3	91	78	11	(117)	(28)
Interest expense	(141)	(193)	(126)	(42)	(83)	(585)	173	(492)	(904)
FFO	577	530	412	136	(271)	1,384	(591)	1,198
Depreciation and amortization	(179)	(355)	(231)	(129)	(1)	(895)	399	(718)	(1,214)
Deferred taxes	(68)	31	(34)	10	(16)	(77)	52	(3)	(28)
Mark-to-market on hedging items and other	30	(160)	30	(30)	(49)	(179)	(84)	(60)	(323)
Gain on sale of associate. net of tax	—	—	—	—	—	—	—	—	—
Share of earnings from associates	—	—	—	—	—	—	224	—	224
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(417)	(417)
Net income (loss) attributable to partnership(3)	$360	$46	$177	$(13)	$(337)	$233	$—	$—	$233

FOR THE YEAR ENDED DECEMBER 31, 2018 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)
	Utilities	Transport	Energy	Data Infrastructure	Corporate	Total
Revenues(2)	$1,055	$1,612	$668	$170	$—	$3,505	$(1,524)	$2,671	$4,652
Costs attributed to revenues	(322)	(930)	(340)	(77)	—	(1,669)	833	(1,372)	(2,208)
General and administrative costs	—	—	—	—	(223)	(223)	—	—	(223)
Adjusted EBITDA	733	682	328	93	(223)	1,613	(691)	1,299
Other (expense) income	(30)	2	22	(4)	72	62	11	(107)	(34)
Interest expense	(127)	(166)	(81)	(12)	(58)	(444)	134	(245)	(555)
FFO	576	518	269	77	(209)	1,231	(546)	947
Depreciation and amortization	(187)	(345)	(154)	(72)	—	(758)	370	(413)	(801)
Deferred taxes	(49)	47	(3)	7	10	12	(44)	(14)	(46)
Mark-to-market on hedging items and other	(82)	(208)	(73)	(6)	85	(284)	233	(124)	(175)
Gain on sale of associate. net of tax	—	—	—	—	209	209	—	—	209
Share of losses from associates	—	—	—	—	—	—	(13)	—	(13)
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(396)	(396)
Net income attributable to partnership(3)	$258	$12	$39	$6	$95	$410	$—	$—	$410

FOR THE YEAR ENDED DECEMBER 31, 2017 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)
	Utilities	Transport	Energy	Data Infrastructure	Corporate	Total
Revenues(2)	$988	$1,589	$559	$165	$—	$3,301	$(1,624)	$1,858	$3,535
Costs attributed to revenues	(250)	(895)	(278)	(75)	—	(1,498)	861	(872)	(1,509)
General and administrative costs	—	—	—	—	(239)	(239)	—	—	(239)
Adjusted EBITDA	738	694	281	90	(239)	1,564	(763)	986
Other (expense) income	(14)	(4)	15	(2)	45	40	7	(108)	(61)
Interest expense	(114)	(158)	(87)	(12)	(63)	(434)	172	(166)	(428)
FFO	610	532	209	76	(257)	1,170	(584)	712
Depreciation and amortization	(186)	(312)	(151)	(77)	—	(726)	382	(327)	(671)
Deferred taxes	(52)	(1)	11	21	14	(7)	(22)	(38)	(67)
Mark-to-market on hedging items and other	(59)	(80)	(37)	(9)	(127)	(312)	106	102	(104)
Share of earnings from associates	—	—	—	—	—	—	118	—	118
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	(449)	(449)
Net income (loss) attributable to partnership(3)	$313	$139	$32	$11	$(370)	$125	$—	$—	$125

(1)
The above table provides each segment’s results in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations accounted for using the consolidation and equity methods under IFRS. The above table reconciles Brookfield Infrastructure’s proportionate results to our partnership’s Consolidated Statements of Operating Results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.

(2)
Revenues on a consolidated basis were $2,990 million (2018: $2,563 million, 2017: $1,785 million) from our utilities segment, $1,309 million (2018: $1,322 million, 2017: $1,290 million) from our transport segment, $1,982 million (2018: $767 million, 2017: $460 million) from our energy segment and $316 million (2018: $nil, 2017: $nil) from our data infrastructure segment.

(3)	Includes net income (loss) attributable to non-controlling interests—Redeemable Partnership Units held by Brookfield, non-controlling interests—Exchange LP Units, general partner and limited partners.
Segment assets
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, attributable to each segment.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment:

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
AS AT DECEMBER 31, 2019 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure	Corporate	Brookfield Infrastructure
Total assets	$5,825	$6,916	$5,589	$2,204	$(1,284)	$19,250	$(2,884)	$32,621	$7,321	$56,308

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
AS AT DECEMBER 31, 2018 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure	Corporate	Brookfield Infrastructure
Total assets	$4,864	$6,424	$4,722	$1,446	$(929)	$16,527	$(2,350)	$17,545	$4,858	$36,580

(1)
The above table provides each segment’s assets in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment respectively. The above table reconciles Brookfield Infrastructure’s proportionate assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.

Geographic Information
Revenues from external customers
Substantially all of our partnership’s revenues are recognized over time as services are rendered. The following table disaggregates revenues by geographical region.

US$ MILLIONS	2019	2018	2017
Brazil	$1,142	$1,112	$938
Colombia	1,054	693	161
Australia	1,031	1,104	1,093
Canada	976	379	193
United States	921	293	183
United Kingdom	688	653	565
India	399	60	57
Chile	163	168	153
Peru	107	92	103
Other	116	98	89
	$6,597	$4,652	$3,535
Brookfield Infrastructure’s customer base is comprised predominantly of investment grade companies. Our revenues are well diversified by region and counterparty with only one customer that makes up greater than 10% of our partnership’s consolidated revenues. For the year ended December 31, 2019, revenue generated from this customer within the utilities segment was $1,142 million (2018: $1,112 million).
Non-current assets

US$ MILLIONS	2019	2018
United States	$13,671	$4,569
Canada	9,243	6,867
United Kingdom	7,196	4,708
Brazil	7,103	6,829
Australia	5,488	5,304
India	3,150	982
Peru	1,337	1,308
Colombia	1,166	1,857
Chile	821	940
Europe	764	863
Other	528	77
	$50,467	$34,304